Other Current and Non-current Liabilities - Summary of Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	$ 8,013	$ 7,906
Accruals for legal assessments and other responsibilities	879	1,599
Non-current liabilities for valuation of derivative instruments	406	402
Environmental liabilities	573	991
Other non-current liabilities and provisions	5,134	4,751
Other non-current liabilities	$ 15,005	$ 15,649